Summary Prospectus	April 30, 2010

Invesco V.I. Large Cap Growth Fund

Series I shares

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at www.invesco.com/VIprospectus/. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 30, 2010, are all incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

“N/A” in the above table means “not applicable.”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I shares

Management Fees	0.70%

Other Expenses	0.45

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	1.16

Fee Waiver and/or Expense Reimbursement[1]	0.14

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02

1	The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.01% of average daily nets assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$104	$355	$625	$1,397

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. In complying with the 80% investment requirement, the Fund may also invest in investments with economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds (ETFs) and American Depositary Receipts. These derivatives and other investments

1        Invesco V.I. Large Cap Growth Fund

VILCG-SUMPRO-1

may have the effect of leveraging the Fund’s portfolio. The Fund invests primarily in equity securities.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized issuer included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell 1000® Index range from $262.5 million to $323.7 billion.

The Fund may also invest up to 25% of its total assets in foreign securities.

The Fund’s portfolio managers seek to identify large-cap issuers with the potential to meet or exceed consensus earnings estimates and that can generate sustainable growth characteristics. They utilize a rules-based approach that balances proprietary quantitative analysis with rigorous fundamental analysis. They also incorporate a proprietary sell model that seeks to identify and eliminate securities at high risk of underperformance.

First, the portfolio managers use a quantitative model to rank issuers based on a set of fundamental, valuation and timeliness factors.

The portfolio managers then use fundamental analysis which includes an examination of financial statements to gain a critical understanding of growth drivers. They analyze industry trends, growth rates and the competitive landscape. Valuation is also a key consideration.

The portfolio managers consider whether to sell a particular security due to deteriorating business prospects, negative changes to the investment thesis, and/or signals from their sell model.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance.

Annual Total Returns
The bar chart shows changes in the performance of the Fund’s Series I shares from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

Best Quarter (ended September 30, 2009): 13.29%
Worst Quarter (ended December 31, 2008): (19.76)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Series I shares: Inception (08/29/03)	25.99%	0.84%	3.47%

S&P 500® Index: Inception (08/31/03)	26.47	0.42	3.67

Russell 1000® Growth Index: Inception (08/31/03)	37.21	1.63	3.71

Lipper VUF Large-Cap Growth Funds Index: Inception (08/31/03)	37.73	1.47	3.78

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Geoffrey Keeling	Senior Portfolio Manager	2003

Robert Shoss	Senior Portfolio Manager	2003

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Sale of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts (“variable contract”), such distributions will be exempt from current taxation if left to accumulate within the variable contract.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the

2        Invesco V.I. Large Cap Growth Fund

insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco V.I. Large Cap Growth Fund

invesco.com  VILCG-SUMPRO-1

Summary Prospectus	April 30, 2010

Invesco V.I. Large Cap Growth Fund

Series II shares

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at www.invesco.com/VIprospectus/. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 30, 2010, are all incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

“N/A” in the above table means “not applicable.”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II shares

Management Fees	0.70%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.45

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	1.41

Fee Waiver and/or Expense Reimbursement[1]	0.14

Total Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.27

1	The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.26% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$129	$432	$758	$1,679

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. In complying with the 80% investment requirement, the Fund may also invest in investments with economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds (ETFs) and American Depositary Receipts. These derivatives and other investments

1        Invesco V.I. Large Cap Growth Fund

VILCG-SUMPRO-2

may have the effect of leveraging the Fund’s portfolio. The Fund invests primarily in equity securities.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized issuer included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell 1000® Index range from $262.5 million to $323.7 billion.

The Fund may also invest up to 25% of its total assets in foreign securities.

The Fund’s portfolio managers seek to identify large-cap issuers with the potential to meet or exceed consensus earnings estimates and that can generate sustainable growth characteristics. They utilize a rules-based approach that balances proprietary quantitative analysis with rigorous fundamental analysis. They also incorporate a proprietary sell model that seeks to identify and eliminate securities at high risk of underperformance.

First, the portfolio managers use a quantitative model to rank issuers based on a set of fundamental, valuation and timeliness factors.

The portfolio managers then use fundamental analysis which includes an examination of financial statements to gain a critical understanding of growth drivers. They analyze industry trends, growth rates and the competitive landscape. Valuation is also a key consideration.

The portfolio managers consider whether to sell a particular security due to deteriorating business prospects, negative changes to the investment thesis, and/or signals from their sell model.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
The bar chart shows changes in the performance of the Fund’s Series II shares from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

Best Quarter (ended September 30, 2009): 13.23%
Worst Quarter (ended December 31, 2008): (19.77)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Series II shares: Inception (08/29/03)	25.68%	0.61%	3.25%

S&P 500® Index: Inception (08/31/03)	26.47	0.42	3.67

Russell 1000® Growth Index: Inception (08/31/03)	37.21	1.63	3.71

Lipper VUF Large-Cap Growth Funds Index: Inception (08/31/03)	37.73	1.47	3.78

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Geoffrey Keeling	Senior Portfolio Manager	2003

Robert Shoss	Senior Portfolio Manager	2003

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Sale of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable annuity contracts (“variable contract”), such distributions

2        Invesco V.I. Large Cap Growth Fund

will be exempt from current taxation if left to accumulate within the variable contract.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco V.I. Large Cap Growth Fund

invesco.com  VILCG-SUMPRO-2